Consolidated Statements of Comprehensive (Loss) Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Gains (losses) on cash flow hedges - tax	$ 0	$ (2,845)	$ 0
Reclassification adjustments on cash flow hedges - tax expense (benefit)	0	4,666	0
Gain (loss) on pension - tax	(5)	16	359
Foreign currency translation adjustments - tax expense (benefit)	$ 1,674	$ 946	$ (454)